4. DERIVATIVE LIABILITIES (Annual) (Tables) - Annual Report	12 Months Ended
Dec. 31, 2014
Derivative Liabilities Ratchet Feature
	Warrants with convertible Debt	Warrants with subscription agreement	Total
Fair value at the commitment date	87,189	259,278	346,467
Fair value mark to market adjustment	429,948	323,293	753,241
Balances as of December 31, 2014	517,137	582,571	1,099,708

Derivative Liabilities Assumptions Used
	Commitment Date	Remeasurement Date
Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term	3 years	2.23 – 2.96 years
Risk free interest rate	0.75% - 1.1%	1.1%